Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
October 31, 2020
T06-QTLY-1220
1.9584813.106

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
AEROSPACE & DEFENSE – 16.2%
Aerospace & Defense – 16.2%
AAR Corp.	4,770	$ 92,824
Aerojet Rocketdyne Holdings, Inc. (a)	9,489	307,633
AeroVironment, Inc. (a)	3,276	250,155
Astronics Corp. (a)	3,024	19,354
Axon Enterprise, Inc. (a)	8,541	844,705
BWX Technologies, Inc.	13,591	747,641
Cubic Corp.	4,435	262,153
Curtiss-Wright Corp.	5,938	500,930
Ducommun, Inc. (a)	1,549	50,962
General Dynamics Corp.	34,805	4,570,941
HEICO Corp.	6,193	650,575
HEICO Corp. Class A	10,357	968,380
Hexcel Corp.	11,946	399,952
Howmet Aerospace, Inc.	56,019	966,328
Huntington Ingalls Industries, Inc.	5,780	852,434
Kaman Corp.	3,358	133,178
Kratos Defense & Security Solutions, Inc. (a)	17,281	326,438
L3Harris Technologies, Inc.	30,813	4,964,282
Lockheed Martin Corp.	36,026	12,613,783
Maxar Technologies, Inc.	8,533	219,895
Mercury Systems, Inc. (a)	7,954	547,872
Moog, Inc. Class A	4,275	266,717
National Presto Industries, Inc.	680	56,501
Northrop Grumman Corp.	22,605	6,551,381
PAE, Inc. (a)	7,788	61,681
Park Aerospace Corp.	2,591	27,439
Parsons Corp. (a)	3,559	112,180
Raytheon Technologies Corp.	216,007	11,733,500
Spirit AeroSystems Holdings, Inc. Class A	15,098	274,633
Teledyne Technologies, Inc. (a)	5,233	1,617,782
Textron, Inc.	32,461	1,162,104
The Boeing Co.	76,524	11,049,300
TransDigm Group, Inc.	7,332	3,500,370
Triumph Group, Inc.	7,548	49,817
Vectrus, Inc. (a)	1,646	65,050
Virgin Galactic Holdings, Inc. (a)	18,421	320,894
TOTAL AEROSPACE & DEFENSE		67,139,764
AIR FREIGHT & LOGISTICS – 7.4%
Air Freight & Logistics – 7.4%
Air Transport Services Group, Inc. (a)	2,090	58,603
Atlas Air Worldwide Holdings, Inc. (a)	969	57,326
CH Robinson Worldwide, Inc.	19,217	1,699,359
Echo Global Logistics, Inc. (a)	3,845	103,700
Expeditors International of Washington, Inc.	23,756	2,099,318
FedEx Corp.	35,426	9,191,984
Forward Air Corp.	4,003	252,069
Hub Group, Inc. Class A (a)	4,787	239,972

	Shares	Value

United Parcel Service, Inc. Class B	100,506	$ 15,790,498
XPO Logistics, Inc. (a)	13,003	1,170,270
TOTAL AIR FREIGHT & LOGISTICS		30,663,099
AIRLINES – 0.5%
Airlines – 0.5%
Alaska Air Group, Inc.	4,337	164,329
Allegiant Travel Co.	575	77,487
American Airlines Group, Inc.	17,728	199,972
Delta Air Lines, Inc.	22,737	696,662
Hawaiian Holdings, Inc.	1,638	22,686
JetBlue Airways Corp. (a)	9,536	114,146
SkyWest, Inc.	1,817	52,747
Southwest Airlines Co.	21,037	831,593
Spirit Airlines, Inc. (a)	3,091	54,309
TOTAL AIRLINES		2,213,931
BUILDING PRODUCTS – 6.5%
Building Products – 6.5%
AAON, Inc.	5,946	347,306
Advanced Drainage Systems, Inc.	7,340	465,576
Allegion PLC	13,173	1,297,541
American Woodmark Corp. (a)	2,286	188,846
AO Smith Corp.	19,265	995,808
Apogee Enterprises, Inc.	3,559	85,025
Armstrong World Industries, Inc.	6,827	408,937
Builders FirstSource, Inc. (a)	16,650	504,495
Carrier Global Corp.	117,454	3,921,789
Cornerstone Building Brands, Inc. (a)	7,203	55,247
CSW Industrials, Inc.	2,088	178,587
Fortune Brands Home & Security, Inc.	19,691	1,592,411
Gibraltar Industries, Inc. (a)	4,624	265,649
Griffon Corp.	5,889	126,260
Insteel Industries, Inc.	2,682	58,360
JELD-WEN Holding, Inc. (a)	10,015	210,615
Johnson Controls International PLC	106,179	4,481,816
Lennox International, Inc.	4,914	1,334,937
Masco Corp.	37,653	2,018,201
Masonite International Corp. (a)	3,317	291,896
Owens Corning	15,398	1,008,107
PGT Innovations, Inc. (a)	8,409	139,421
Quanex Building Products Corp.	4,685	85,267
Resideo Technologies, Inc. (a)	16,699	168,326
Simpson Manufacturing Co., Inc.	5,588	495,767
Trane Technologies PLC	34,145	4,532,749
Trex Co., Inc. (a)	16,516	1,148,523
UFP Industries, Inc.	8,713	434,866
TOTAL BUILDING PRODUCTS		26,842,328
COMMERCIAL SERVICES & SUPPLIES – 7.2%
Commercial Printing – 0.2%
Brady Corp. Class A	6,910	260,645

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Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Commercial Printing – continued
Cimpress PLC (a)	2,590	$ 190,106
Deluxe Corp.	5,883	126,132
Ennis, Inc.	3,751	57,165
		634,048
Diversified Support Services – 2.3%
Cintas Corp.	12,624	3,970,879
Copart, Inc. (a)	30,161	3,328,568
Healthcare Services Group, Inc.	10,683	244,427
IAA, Inc. (a)	19,111	1,081,492
KAR Auction Services, Inc.	18,520	269,651
Matthews International Corp. Class A	4,217	92,057
McGrath RentCorp	3,430	195,784
UniFirst Corp.	2,185	357,925
Viad Corp.	2,925	58,500
		9,599,283
Environmental & Facilities Services – 4.2%
ABM Industries, Inc.	9,552	331,645
BrightView Holdings, Inc. (a)	4,513	55,194
Casella Waste Systems, Inc. Class A (a)	6,749	364,378
Clean Harbors, Inc. (a)	7,531	398,917
Covanta Holding Corp.	17,000	154,360
Harsco Corp. (a)	11,350	146,415
Heritage-Crystal Clean, Inc. (a)	2,177	35,877
Republic Services, Inc.	31,805	2,804,247
Rollins, Inc.	21,056	1,218,090
SP Plus Corp. (a)	3,078	56,728
Stericycle, Inc. (a)	13,041	812,454
Tetra Tech, Inc.	7,713	778,319
US Ecology, Inc.	4,009	122,355
Waste Connections, Inc.	37,525	3,726,983
Waste Management, Inc.	60,240	6,500,498
		17,506,460
Office Services & Supplies – 0.4%
ACCO Brands Corp.	13,438	70,818
Herman Miller, Inc.	8,348	254,364
HNI Corp.	6,031	196,309
Interface, Inc.	8,143	49,917
Kimball International, Inc. Class B	5,308	54,672
Knoll, Inc.	7,111	81,492
MSA Safety, Inc.	5,272	695,482
Pitney Bowes, Inc.	24,640	130,838
Steelcase, Inc. Class A	12,079	126,105
		1,659,997
Security & Alarm Services – 0.1%
ADT, Inc.	21,865	144,091
The Brink's Co.	7,198	308,290
		452,381
TOTAL COMMERCIAL SERVICES & SUPPLIES		29,852,169

	Shares	Value
CONSTRUCTION & ENGINEERING – 1.9%
Construction & Engineering – 1.9%
AECOM (a)	22,844	$ 1,024,325
Aegion Corp. (a)	4,354	61,435
Ameresco, Inc. Class A (a)	2,952	113,327
Arcosa, Inc.	6,860	316,726
Argan, Inc.	2,106	86,746
Comfort Systems USA, Inc.	5,223	239,213
Construction Partners, Inc. Class A (a)	3,488	71,085
Dycom Industries, Inc. (a)	4,515	293,204
EMCOR Group, Inc.	7,821	533,314
Fluor Corp.	18,883	214,322
Granite Construction, Inc.	6,641	128,238
Great Lakes Dredge & Dock Corp. (a)	9,179	94,819
IES Holdings, Inc. (a)	1,213	38,719
Jacobs Engineering Group, Inc.	18,574	1,764,530
MasTec, Inc. (a)	8,417	417,820
MYR Group, Inc. (a)	2,424	103,626
NV5 Global, Inc. (a)	1,485	83,279
Primoris Services Corp.	6,550	123,599
Quanta Services, Inc.	19,646	1,226,500
Sterling Construction Co., Inc. (a)	3,967	58,315
Tutor Perini Corp. (a)	5,869	79,290
Valmont Industries, Inc.	3,039	431,386
WillScot Mobile Mini Holdings Corp. (a)	24,396	453,278
TOTAL CONSTRUCTION & ENGINEERING		7,957,096
ELECTRICAL EQUIPMENT – 6.7%
Electrical Components & Equipment – 6.6%
Acuity Brands, Inc.	5,657	504,265
AMETEK, Inc.	32,749	3,215,952
Atkore International Group, Inc. (a)	6,752	139,699
Eaton Corp. PLC	57,096	5,925,994
Emerson Electric Co.	85,284	5,525,550
Encore Wire Corp.	2,961	136,828
EnerSys	6,044	432,750
Generac Holdings, Inc. (a)	8,949	1,880,632
GrafTech International Ltd.	11,458	77,342
Hubbell, Inc.	7,745	1,126,975
nVent Electric PLC	23,064	416,305
Plug Power, Inc. (a)	46,277	647,878
Powell Industries, Inc.	1,312	31,003
Regal-Beloit Corp.	5,786	570,789
Rockwell Automation, Inc.	16,533	3,920,305
Sensata Technologies Holding PLC (a)	22,408	979,454
Sunrun, Inc. (a)	16,797	873,780
Thermon Group Holdings, Inc. (a)	4,758	48,008
Vertiv Holdings Co. (a)	30,471	537,813
Vicor Corp. (a)	2,684	209,352
		27,200,674
Heavy Electrical Equipment – 0.1%
AZZ, Inc.	3,751	125,996
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Heavy Electrical Equipment – continued
Bloom Energy Corp. Class A (a)	12,746	$161,109
TPI Composites, Inc. (a)	4,298	142,350
		429,455
TOTAL ELECTRICAL EQUIPMENT		27,630,129
INDUSTRIAL CONGLOMERATES – 11.0%
Industrial Conglomerates – 11.0%
3M Co.	82,104	13,133,356
Carlisle Cos., Inc.	7,846	971,884
General Electric Co.	1,248,560	9,264,315
Honeywell International, Inc.	100,182	16,525,021
Raven Industries, Inc.	5,153	112,954
Roper Technologies, Inc.	14,902	5,533,708
TOTAL INDUSTRIAL CONGLOMERATES		45,541,238
MACHINERY – 21.1%
Agricultural & Farm Machinery – 2.8%
AGCO Corp.	9,109	701,666
Deere & Co.	42,425	9,584,232
Lindsay Corp.	1,529	161,003
The Toro Co.	15,289	1,255,227
		11,702,128
Construction Machinery & Heavy Trucks – 6.3%
Alamo Group, Inc.	1,424	171,350
Allison Transmission Holdings, Inc.	16,149	583,786
Astec Industries, Inc.	2,890	146,812
Blue Bird Corp. (a)	1,876	21,649
Caterpillar, Inc.	77,257	12,133,212
Cummins, Inc.	21,058	4,630,444
Douglas Dynamics, Inc.	3,291	112,256
Federal Signal Corp.	8,557	245,415
Meritor, Inc. (a)	9,765	237,680
Navistar International Corp. (a)	6,424	276,939
Oshkosh Corp.	9,737	655,884
PACCAR, Inc.	49,349	4,213,418
REV Group, Inc.	4,003	31,424
Terex Corp.	9,947	245,591
The Greenbrier Cos., Inc.	4,725	127,480
The Manitowoc Co., Inc. (a)	4,668	35,150
The Shyft Group, Inc.	4,517	87,223
Trinity Industries, Inc.	13,393	252,324
Wabash National Corp.	7,502	106,979
Westinghouse Air Brake Technologies Corp.	25,827	1,531,541
		25,846,557
Industrial Machinery – 12.0%
Albany International Corp. Class A	4,349	221,538
Altra Industrial Motion Corp.	9,261	396,000
Barnes Group, Inc.	6,884	252,643
Chart Industries, Inc. (a)	5,137	433,820

	Shares	Value

Colfax Corp. (a)	13,545	$ 368,289
Columbus McKinnon Corp.	3,361	113,904
Crane Co.	6,625	336,219
Donaldson Co., Inc.	18,101	859,798
Dover Corp.	20,547	2,274,758
Energy Recovery, Inc. (a)	5,468	52,985
Enerpac Tool Group Corp.	8,536	152,197
EnPro Industries, Inc.	2,800	165,256
ESCO Technologies, Inc.	3,733	312,415
Evoqua Water Technologies Corp. (a)	12,582	288,505
Flowserve Corp.	18,575	540,904
Fortive Corp.	43,275	2,665,740
Franklin Electric Co., Inc.	5,607	334,906
Gates Industrial Corp. PLC (a)	8,307	92,208
Graco, Inc.	23,807	1,473,653
Helios Technologies, Inc.	4,334	181,335
Hillenbrand, Inc.	10,634	311,045
Hyster-Yale Materials Handling, Inc.	907	38,457
IDEX Corp.	10,761	1,833,567
Illinois Tool Works, Inc.	45,096	8,833,404
Ingersoll Rand, Inc. (a)	50,545	1,766,042
ITT, Inc.	12,319	745,423
John Bean Technologies Corp.	4,514	379,041
Kadant, Inc.	1,620	186,494
Kennametal, Inc.	11,884	368,404
Lincoln Electric Holdings, Inc.	8,060	820,669
Luxfer Holdings PLC	4,203	52,201
Mueller Industries, Inc.	7,292	210,958
Mueller Water Products, Inc. Class A	21,326	220,937
Nordson Corp.	7,809	1,510,495
Omega Flex, Inc.	443	66,317
Otis Worldwide Corp.	58,727	3,598,791
Parker Hannifin Corp.	18,302	3,813,405
Pentair PLC	23,651	1,176,874
Proto Labs, Inc. (a)	3,604	425,560
RBC Bearings, Inc. (a)	3,556	423,342
Rexnord Corp.	17,092	548,311
Snap-on, Inc.	7,357	1,158,948
SPX Corp. (a)	6,395	271,084
SPX FLOW, Inc. (a)	6,038	255,709
Standex International Corp.	1,796	111,514
Stanley Black & Decker, Inc.	22,000	3,656,400
Tennant Co.	2,501	149,110
The Gorman-Rupp Co.	2,424	75,265
The Middleby Corp. (a)	7,945	790,845
The Timken Co.	9,652	576,224
Trimas Corp. (a)	6,264	152,403
Watts Water Technologies, Inc. Class A	3,729	413,061
Welbilt, Inc. (a)	19,233	116,937
Woodward, Inc.	8,439	671,322

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Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Xylem, Inc.	25,681	$ 2,237,842
		49,483,474
TOTAL MACHINERY		87,032,159
MARINE – 0.0%
Marine – 0.0%
Genco Shipping & Trading Ltd.	2,892	18,682
Kirby Corp. (a)	2,099	80,791
Matson, Inc.	1,567	81,406
TOTAL MARINE		180,879
PROFESSIONAL SERVICES – 5.9%
Human Resource & Employment Services – 0.9%
ASGN, Inc. (a)	7,503	500,300
Barrett Business Services, Inc.	1,069	63,338
Heidrick & Struggles International, Inc.	2,723	62,220
Insperity, Inc.	5,241	401,356
Kelly Services, Inc. Class A	4,813	83,650
Kforce, Inc.	2,808	97,438
Korn Ferry	7,861	237,324
ManpowerGroup, Inc.	8,300	563,321
Robert Half International, Inc.	16,343	828,427
TriNet Group, Inc. (a)	6,245	430,405
TrueBlue, Inc. (a)	5,161	80,099
Upwork, Inc. (a)	10,680	197,046
		3,544,924
Research & Consulting Services – 5.0%
CBIZ, Inc. (a)	7,377	167,237
CoreLogic, Inc.	11,331	871,694
CoStar Group, Inc. (a)	5,618	4,627,041
Equifax, Inc.	17,328	2,367,005
Exponent, Inc.	7,344	511,069
Forrester Research, Inc. (a)	1,546	57,109
Franklin Covey Co. (a)	1,669	28,239
FTI Consulting, Inc. (a)	5,311	522,921
Huron Consulting Group, Inc. (a)	3,268	123,726
ICF International, Inc.	2,663	174,133
IHS Markit Ltd.	54,094	4,374,582
Nielsen Holdings PLC	50,880	687,389
Resources Connection, Inc.	4,305	46,236
TransUnion	27,092	2,158,149
Verisk Analytics, Inc.	22,003	3,915,874
Willdan Group, Inc. (a)	1,643	42,997
		20,675,401
TOTAL PROFESSIONAL SERVICES		24,220,325
ROAD & RAIL – 11.7%
Railroads – 8.7%
CSX Corp.	109,263	8,625,221

	Shares	Value

Kansas City Southern	13,566	$ 2,389,516
Norfolk Southern Corp.	36,567	7,646,891
Union Pacific Corp.	96,859	17,162,446
		35,824,074
Trucking – 3.0%
AMERCO	1,404	487,413
ArcBest Corp.	3,636	110,971
Avis Budget Group, Inc. (a)	7,942	267,407
Heartland Express, Inc.	6,351	116,287
JB Hunt Transport Services, Inc.	12,043	1,466,115
Knight-Swift Transportation Holdings, Inc.	18,198	691,342
Landstar System, Inc.	5,473	682,483
Marten Transport Ltd.	8,733	134,008
Old Dominion Freight Line, Inc.	13,469	2,564,093
Ryder System, Inc.	7,675	378,070
Saia, Inc. (a)	3,734	551,362
Schneider National, Inc. Class B	7,396	163,156
Uber Technologies, Inc. (a)	136,130	4,548,103
Werner Enterprises, Inc.	8,836	335,945
		12,496,755
TOTAL ROAD & RAIL		48,320,829
TRADING COMPANIES & DISTRIBUTORS – 3.5%
Trading Companies & Distributors – 3.5%
Air Lease Corp.	15,414	419,877
Applied Industrial Technologies, Inc.	5,529	337,545
Beacon Roofing Supply, Inc. (a)	7,814	239,890
BMC Stock Holdings, Inc. (a)	9,119	361,021
CAI International, Inc.	2,230	58,760
DXP Enterprises, Inc. (a)	2,382	37,254
Fastenal Co.	81,764	3,534,658
Foundation Building Materials, Inc. (a)	3,062	44,583
GATX Corp.	4,451	303,914
GMS, Inc. (a)	5,977	135,080
H&E Equipment Services, Inc.	4,548	95,690
HD Supply Holdings, Inc. (a)	23,135	922,161
Herc Holdings, Inc. (a)	2,876	127,579
MRC Global, Inc. (a)	11,989	51,073
MSC Industrial Direct Co., Inc. Class A	6,483	451,606
NOW, Inc. (a)	15,541	63,252
Rush Enterprises, Inc. Class A	5,903	211,564
Rush Enterprises, Inc. Class B	777	24,437
SiteOne Landscape Supply, Inc. (a)	5,982	714,789
Systemax, Inc.	1,932	54,927
Triton International Ltd.	9,793	361,166
United Rentals, Inc. (a)	10,284	1,833,534
Univar Solutions, Inc. (a)	24,212	401,677
Watsco, Inc.	4,670	1,046,734
WESCO International, Inc. (a)	7,086	292,227
WW Grainger, Inc.	6,487	2,270,580
TOTAL TRADING COMPANIES & DISTRIBUTORS		14,395,578
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	10,530	$ 271,674
TOTAL COMMON STOCKS (Cost $431,714,321)		412,261,198
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $470,000)	470,000	470,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $432,184,321)		412,731,198
NET OTHER ASSETS (LIABILITIES) (c) – 0.2%		769,086
NET ASSETS – 100.0%		$ 413,500,284

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $73,500 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts	1	December 2020	$ 76,840	$ 127	$ 127
CME E-mini S&P Industrial Select Sector Index Contracts	10	December 2020	761,700	(38,823)	(38,823)
Total Equity Index Contracts					$(38,696)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
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Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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